VIA EDGAR


                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                            Telephone (213) 683-6000



May 23, 2008

Secretary
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:     CNI Charter Funds - File Nos. 333-16093 and 811-7923

Dear Sir:

On behalf of CNI Charter Funds (the "Registrant"), attached please find Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (the "Amendment") for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended. The purpose of the Amendment is to respond to comments made by Ms. Kimberly Browning of the Securities and Exchange Commission with respect to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A which was previously filed in connection with the registration of the shares of the newly established Opportunistic Value Fund series of the Registrant.

Pursuant to Rule 461 promulgated under the 1933 Act, we hereby request that the effective time of the above-captioned Amendment be accelerated to June 16, 2008, or as soon thereafter as practicable.

I will be unavailable from Friday, May 23, 2008, until Friday, June 6, 2008. Please direct any inquiries regarding this filing to Michael Glazer at (213) 683-6207 during that time, or to me at (213) 683-6163 on or after June 6, 2008.

                                       Sincerely yours,


                                       /s/ Laurie A. Dee
                                       for PAUL, HASTINGS, JANOFSKY & WALKER LLP
Enclosures